Summary of Capitalized Deferred Offering Costs (Details) - USD ($)	Dec. 31, 2023	Dec. 14, 2023	Dec. 31, 2022
Total deferred offering costs capitalized		$ 3,233,097	$ 1,524,934
SPAC Related Legal Fees [Member]
Total deferred offering costs capitalized		2,973,077	1,264,914
Investment Bank Advisory Services [Member]
Total deferred offering costs capitalized		135,000	135,000
Federal Trade Commission Filing Fees [Member]
Total deferred offering costs capitalized		$ 125,020	$ 125,020